Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Provisions
Carrying amount at beginning of period	€ 13,438
New or increased provisions	896
Initial recognition and changes in estimates	195
Accretion discount	144
Reversal of utilized provisions	(1,255)
Reversal of unutilized provisions	(191)
Currency translation differences	488
Other changes	(122)
Carrying amount at end of period	13,593
Provisions for site restoration, abandonment and social projects
Provisions
Carrying amount at beginning of period	9,362
Initial recognition and changes in estimates	195
Accretion discount	153
Reversal of utilized provisions	(469)
Currency translation differences	445
Other changes	(65)
Carrying amount at end of period	9,621
Environmental provisions
Provisions
Carrying amount at beginning of period	2,263
New or increased provisions	289
Accretion discount	(9)
Reversal of utilized provisions	(313)
Reversal of unutilized provisions	(10)
Currency translation differences	2
Other changes	(16)
Carrying amount at end of period	2,206
Provisions for litigations
Provisions
Carrying amount at beginning of period	385
New or increased provisions	234
Reversal of utilized provisions	(90)
Reversal of unutilized provisions	(72)
Currency translation differences	21
Other changes	(26)
Carrying amount at end of period	452
Provisions for taxes other than income taxes
Provisions
Carrying amount at beginning of period	170
New or increased provisions	34
Reversal of utilized provisions	(9)
Reversal of unutilized provisions	(8)
Currency translation differences	8
Other changes	16
Carrying amount at end of period	211
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Carrying amount at beginning of period	258
New or increased provisions	102
Reversal of utilized provisions	(63)
Other changes	(2)
Carrying amount at end of period	295
Provisions for losses on investments
Provisions
Carrying amount at beginning of period	198
New or increased provisions	15
Reversal of unutilized provisions	(16)
Currency translation differences	3
Other changes	(5)
Carrying amount at end of period	195
Provisions for OIL insurance cover
Provisions
Carrying amount at beginning of period	95
New or increased provisions	2
Reversal of unutilized provisions	(4)
Currency translation differences	1
Other changes	(1)
Carrying amount at end of period	93
Provisions for redundancy incentives
Provisions
Carrying amount at beginning of period	53
New or increased provisions	1
Reversal of utilized provisions	(3)
Reversal of unutilized provisions	(36)
Carrying amount at end of period	15
Miscellaneous other provisions
Provisions
Carrying amount at beginning of period	654
New or increased provisions	219
Reversal of utilized provisions	(308)
Reversal of unutilized provisions	(45)
Currency translation differences	8
Other changes	(23)
Carrying amount at end of period	€ 505